Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments

at July 31, 2021 (Unaudited)

Shares	Security†	Value

Common Stocks - 88.08%

	Aerospace & Defense - 3.01%
15,724	Dassault Aviation S.A. (France)	$18,721,821

	Automotive - 7.14%
258,197	Bayerische Motoren Werke AG (Germany)	25,672,883
210,791	Daimler AG (Germany)	18,810,890

		44,483,773

	Banks - 14.94%
8,250,585	Bank of Ireland Group PLC (Ireland) (a)	43,771,028
324,095	Comerica, Inc.	22,252,363
2,146,410	Deutsche Bank AG (Germany) (a)	27,058,205

		93,081,596

	Building Products - 6.07%
791,108	Buzzi Unicem SpA (Italy)	20,911,442
86,810	Mohawk Industries, Inc. (a)	16,919,269

		37,830,711

	Diversified Holding Companies - 7.23%
3,427,082	CK Hutchison Holdings, Ltd. (Cayman Islands)	25,039,312
905,100	Jardine Cycle & Carriage, Ltd. (Singapore)	13,693,101
3,318,103	Quinenco S.A. (Chile)	6,298,355

		45,030,768

	Engineering & Construction - 3.28%
648,285	Boskalis Westminster (Netherlands)	20,400,955

	Financial Services - 2.40%
316,443	Lazard, Ltd., Class A (Bermuda)	14,936,110

	Forest Products & Paper - 4.82%
1,462,455	Interfor Corp. (Canada)	29,996,973

	Insurance - 3.81%
962,406	Old Republic International Corp.	23,732,932

	Metals & Mining - 14.12%
8,061,084	Capstone Mining Corp. (Canada) (a)	36,118,515
2,591,497	Lundin Mining Corp. (Canada)	23,617,602
1,509,204	Warrior Met Coal, Inc.	28,176,839

		87,912,956

	Non-U.S. Real Estate Operating Companies - 3.49%
2,088,569	CK Asset Holdings, Ltd. (Cayman Islands)	14,209,998

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at July 31, 2021 (Unaudited)

Shares	Security†	Value

Common Stocks (continued)

	Non-U.S. Real Estate Operating Companies (continued)
12,573,300	Genting Singapore, Ltd. (Singapore)	$7,502,472

		21,712,470

	Oil & Gas Production & Services - 7.35%
203,421	Drilling Co. of 1972 A/S (The) (Denmark) (a)	7,846,714
9,590,299	PGS ASA (Norway) (a)	4,697,549
1,667,491	Subsea 7, S.A. (Luxembourg)	13,350,172
1,757,090	Tidewater, Inc. (a)	19,890,259

		45,784,694

	Retail - 2.25%
314,500	Seven & i Holdings Co., Ltd. (Japan)	14,033,115

	Transportation Infrastructure - 4.40%
865,394	Hawaiian Holdings, Inc. (a)	17,074,224
44,038,127	Hutchison Port Holdings Trust (Singapore)	10,334,295

		27,408,519

	U.S. Real Estate Investment Trusts - 0.39%
149,089	Macerich Co. (The)	2,430,151

	U.S. Real Estate Operating Companies - 3.38%
2,515,294	Five Point Holdings, LLC, Class A (a)	21,053,011

	Total Common Stocks (Cost $486,697,523)	548,550,555

	Total Investment Portfolio - 88.08% (Cost $486,697,523)	548,550,555

	Other Assets less Liabilities - 11.92%	74,260,235

	NET ASSETS - 100.00%.	$622,810,790

	Investor Class:
	Net assets applicable to 237,051 shares outstanding	$12,388,539

	Net asset value, offering and redemption price per share	$52.26

	Institutional Class:
	Net assets applicable to 11,659,032 shares outstanding	$608,444,540

	Net asset value, offering and redemption price per share	$52.19

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at July 31, 2021 (Unaudited)

Z Class:
Net assets applicable to 37,895 shares outstanding	$1,977,711

Net asset value, offering and redemption price per share	$52.19

Notes:

(a)	Non-income producing security.
†	U.S. issuer unless otherwise noted.

% of
Summary of Investments by Sector	Net Assets

Banks	14.94%
Metals & Mining	14.12
Oil & Gas Production & Services	7.35
Diversified Holding Companies	7.23
Automotive	7.14
Building Products	6.07
Forest Products & Paper	4.82
Transportation Infrastructure	4.40
Insurance	3.81
Non-U.S. Real Estate Operating Companies	3.49
U.S. Real Estate Operating Companies	3.38
Engineering & Construction	3.28
Aerospace & Defense	3.01
Financial Services	2.40
Retail	2.25
U.S. Real Estate Investment Trusts	0.39
Other Assets less Liabilities	11.92

Total	100.00%

Country Concentration	% of Net Assets

United States	24.33%
Canada	14.41
Germany	11.49
Ireland	7.03
Cayman Islands	6.30
Singapore	5.06
Italy	3.36
Netherlands	3.28
France	3.01
Bermuda	2.40
Japan	2.25
Luxembourg	2.14
Denmark	1.26
Chile	1.01
Norway	0.75

Total	88.08%

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments

at July 31, 2021 (Unaudited)

Principal Amount($)	Security†	Value

Corporate Bonds - 1.00%

	Oil & Gas Production & Services - 1.00%
1,656,549	Tidewater, Inc., 8.000%, due 8/1/22	$1,710,412

	Total Corporate Bonds (Cost $1,548,368)	1,710,412

Shares

Common Stocks - 87.07%

	Auto Parts & Services - 3.63%
26,078	Dorman Products, Inc. (a)	2,637,790
31,709	Visteon Corp. (a)	3,616,411

		6,254,201

	Bank & Thrifts - 20.81%
107,928	Prosperity Bancshares, Inc.	7,359,610
164,220	Southside Bancshares, Inc.	5,918,489
145,792	UMB Financial Corp.	13,646,131
182,346	Washington Trust Bancorp, Inc.	8,889,368

		35,813,598

	Conglomerates - 5.56%
2,329	Seaboard Corp.	9,572,190

	Consulting & Information Technology Services - 4.44%
83,391	ICF International, Inc.	7,636,114

	Consumer Discretionary - 5.15%
227,223	Hamilton Beach Brands Holding Co., Class A	4,246,798
174,128	Liberty Media Corp.-Liberty Braves, Class A (a)	4,621,357

		8,868,155

	Consumer Staples - 2.83%
139,635	Cal-Maine Foods, Inc.	4,871,865

	Financials - 5.99%
193,259	Brightsphere Investment Group, Inc.	4,829,542
2,690,179	Westaim Corp. (The) (Canada) (a)	5,476,960

		10,306,502

	Home Building - 3.25%
232,252	TRI Pointe Homes, Inc. (a)	5,601,918

	Industrial Equipment - 2.72%
31,880	Alamo Group, Inc.	4,679,027

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at July 31, 2021 (Unaudited)

Shares	Security†	Value

Common Stocks (continued)

	Industrial Services - 13.00%
52,390	Comfort Systems USA, Inc.	$3,916,152
45,788	EMCOR Group, Inc.	5,577,436
100,862	MYR Group, Inc. (a)	9,645,433
14,863	UniFirst Corp.	3,236,716

		22,375,737

	Insurance & Reinsurance - 3.50%
297,038	ProAssurance Corp.	6,023,931

	Metals Manufacturing - 3.69%
52,160	Kaiser Aluminum Corp.	6,346,829

	Oil & Gas Production & Services - 3.54%
538,447	Tidewater, Inc. (a)	6,095,220

	Real Estate - 5.31%
151,986	FRP Holdings, Inc. (a)	9,138,918

	Telecommunications - 2.34%
93,718	ATN International, Inc.	4,034,560

	U.S. Real Estate Operating Companies - 1.31%
269,797	Five Point Holdings, LLC, Class A (a)	2,258,201

	Total Common Stocks (Cost $95,464,545)	149,876,966

Closed-End Fund - 2.71%

	Financials - 2.71%
111,210	Central Securities Corp.	4,670,820

	Total Closed-End Fund (Cost $3,007,113)	4,670,820

	Total Investment Portfolio - 90.78% (Cost $100,020,026)	156,258,198

	Other Assets less Liabilities - 9.22%	15,878,579

	NET ASSETS - 100.00%	$172,136,777

	Investor Class:
	Net assets applicable to 264,284 shares outstanding	$5,410,075

	Net asset value, offering and redemption price per share	$20.47

	Institutional Class:
	Net assets applicable to 7,910,630 shares outstanding	$166,106,162

	Net asset value, offering and redemption price per share	$21.00

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at July 31, 2021 (Unaudited)

Z Class:
Net assets applicable to 29,447 shares outstanding	$620,540

Net asset value, offering and redemption price per share	$21.07

Notes:

(a)	Non-income producing security.
†	U.S. issuer unless otherwise noted.

Summary of Investments by Sector	% of Net Assets
Bank & Thrifts	20.81%
Industrial Services	13.00
Financials	8.70
Conglomerates	5.56
Real Estate	5.31
Consumer Discretionary	5.15
Oil & Gas Production & Services	4.54
Consulting & Information Technology Services	4.44
Metals Manufacturing	3.69
Auto Parts & Services	3.63
Insurance & Reinsurance	3.50
Home Building	3.25
Consumer Staples	2.83
Industrial Equipment	2.72
Telecommunications	2.34
U.S. Real Estate Operating Companies	1.31
Other Assets less Liabilities	9.22

Total	100.00%

Country Concentration	% of Net Assets
United States	87.60%
Canada	3.18

Total	90.78%

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments

at July 31, 2021 (Unaudited)

Principal Amount‡		Security†	Value

Term Loans - 0.00%

		Non-U.S. Real Estate Operating Companies - 0.00%
39,008	EUR	Concrete Investment II, L.P. S.A.R.L., Term Loan, Tranche A2, 2.000% Cash or Payment-in-kind Interest, due 10/30/21 (Luxembourg)(a)(b)(c)(d)	$—

		Total Term Loans (Cost $49,456)	—

Shares

Common Stocks - 95.10%

		Consulting/Management - 4.34%
134,954		CBRE Group, Inc., Class A (e)	13,017,663
202,392		Fidelity National Financial, Inc.	9,028,707

			22,046,370

		Forest Products & Paper - 9.41%
666,966		Rayonier, Inc., REIT	25,151,288
671,435		Weyerhaeuser Co., REIT	22,647,502

			47,798,790

		Industrial Services - 3.98%
34,408		AMERCO	20,230,528

		Non-U.S. Homebuilder - 4.48%
338,453		Berkeley Group Holdings PLC (United Kingdom)	22,787,342

		Non-U.S. Real Estate Consulting/Management - 1.79%
570,256		Savills PLC (United Kingdom)	9,107,705

		Non-U.S. Real Estate Investment Trusts - 11.10%
541,549		Big Yellow Group PLC (United Kingdom)	10,929,975
376,263		Derwent London PLC (United Kingdom)	18,972,045
2,396,772		National Storage REIT (Australia)	3,761,777
1,344,613		Segro PLC (United Kingdom)	22,729,654

			56,393,451

		Non-U.S. Real Estate Operating Companies - 21.44%
670,755		Brookfield Asset Management, Inc., Class A (Canada)	36,214,062
3,819,923		CK Asset Holdings, Ltd. (Cayman Islands)	25,989,612
1,912,167		Grainger PLC (United Kingdom)	8,041,952
3,531,987		Henderson Land Development Co., Ltd. (Hong Kong)	15,780,570
235,736		PATRIZIA AG (Germany)	6,007,986

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at July 31, 2021 (Unaudited)

Shares	Security†	Value

Common Stocks (continued)

	Non-U.S. Real Estate Operating Companies (continued)
4,984,776	Wharf Holdings Ltd. (The) (Hong Kong)	$16,914,101

		108,948,283

	Retail-Building Products - 3.60%
94,962	Lowe’s Cos., Inc.	18,298,228

	U.S. Homebuilder - 6.56%
19,595	Lennar Corp., Class A	2,060,414
361,992	Lennar Corp., Class B	31,258,009

		33,318,423

	U.S. Real Estate Investment Trusts - 17.81%
410,138	American Homes 4 Rent, Class A	17,225,796
24,525	Essex Property Trust, Inc.	8,046,652
164,991	First Industrial Realty Trust, Inc.	9,038,207
565,381	JBG SMITH Properties	18,448,382
206,950	Prologis, Inc.	26,497,878
276,770	Seritage Growth Properties, Class A (e)	4,392,340
156,945	Vornado Realty Trust	6,827,108

		90,476,363

	U.S. Real Estate Operating Companies - 10.59%
4,619,193	Five Point Holdings, LLC, Class A (e)(f)	38,662,645
101,800	Stratus Properties, Inc. (e)	3,069,270
5,096,285	Trinity Place Holdings, Inc. (e)(f)(g)	12,078,196
1	Trinity Place Holdings, Inc. Special Stock (a)(d)(e)(f)(g)	—

		53,810,111

	Total Common Stocks (Cost $311,639,965)	483,215,594

Preferred Stocks - 1.72%

	Mortgage Finance - 1.72%
4,960,625	Federal Home Loan Mortgage Corp., 8.375% (e)	8,730,700

	Total Preferred Stocks (Cost $10,844,305)	8,730,700

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at July 31, 2021 (Unaudited)

Security†	Value

Purchased Options - 0.00%*

Total Purchased Options (see below for details) (Cost $51,205)	$—

Total Investment Portfolio - 96.82% (Cost $322,584,931)	491,946,294

Other Assets less Liabilities - 3.18%	16,165,272

NET ASSETS - 100.00%	$508,111,566

Investor Class:
Net assets applicable to 1,339,449 shares outstanding	$37,162,317

Net asset value, offering and redemption price per share	$27.74

Institutional Class:
Net assets applicable to 15,817,143 shares outstanding	$440,809,877

Net asset value, offering and redemption price per share	$27.87

Z Class:
Net assets applicable to 1,082,958 shares outstanding	$30,139,372

Net asset value, offering and redemption price per share	$27.83

Notes:

(a)	Security is fair valued by the valuation committee in accordance with the policies established by the Board of Trustees.

(b)	Payment-in-kind security. Income may be paid as additional securities or cash at the discretion of the issuer.

(c)	Variable rate security. The rate disclosed is in effect as of July 31, 2021.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Non-income producing security.

(f)	Affiliated issuer - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.

(g)	Security subject to restrictions on resale.

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit
5,096,285	Trinity Place Holdings, Inc.	10/2/13-6/11/19	$23,067,824	$2.37
1	Trinity Place Holdings, Inc. Special Stock	11/6/13	-	0.00
At July 31, 2021, the restricted securities had a total market value of $12,078,196 or 2.38% of net assets.
‡	Denominated in U.S. Dollars unless otherwise noted.
†	U.S. issuer unless otherwise noted.
*	Amount less than 0.01%.

EUR: Euro.

REIT: Real Estate Investment Trust.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at July 31, 2021 (Unaudited)

Summary of Investments by Sector	% of Net Assets

Non-U.S. Real Estate Operating Companies	21.44%
U.S. Real Estate Investment Trusts	17.81
Non-U.S. Real Estate Investment Trusts	11.10
U.S. Real Estate Operating Companies	10.59
Forest Products & Paper	9.41
U.S. Homebuilder	6.56
Non-U.S. Homebuilder	4.48
Consulting/Management	4.34
Industrial Services	3.98
Retail-Building Products	3.60
Non-U.S. Real Estate Consulting/Management	1.79
Mortgage Finance	1.72
Purchased Options	0.00 *
Other Assets less Liabilities	3.18

Total	100.00%

* Amount less than 0.01%.

Country Concentration	% of Net Assets

United States	58.00%
United Kingdom	18.22
Canada	7.13
Hong Kong	6.43
Cayman Islands	5.12
Germany	1.18
Australia	0.74
Luxembourg	0.00 *

Total	96.82%

*	Amount less than 0.01%.

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

USD versus HKD, Call	JPMorgan Chase Bank, N.A.	38,500,000	$38,500,000	7.90 HKD	08/05/21	$—

Total Purchased Options (Cost $51,205)						$—

HKD: Hong Kong Dollar.

USD: United States Dollar.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments

at July 31, 2021 (Unaudited)

Shares	Security	Value

Common Stocks - 93.90%

	Non-U.S. Homebuilder - 13.83%
66,611	Aedas Homes S.A. (Spain) (a)	$2,014,941
619,000	China Vanke Co., Ltd., Class H (China)	1,612,530
2,323,944	Glenveagh Properties PLC (Ireland) (a)(b)	2,785,425

		6,412,896

	Non-U.S. Infrastructure - 2.87%
230,999	Sydney Airport (Australia) (b)	1,329,209

	Non-U.S. Real Estate Investment Trusts - 27.82%
143,465	Big Yellow Group PLC (United Kingdom)	2,895,525
67,116	Boardwalk Real Estate Investment Trust (Canada)	2,457,405
35,555	Derwent London PLC (United Kingdom)	1,792,765
1,021,492	Irish Residential Properties REIT PLC (Ireland)	1,866,087
111,338	Merlin Properties Socimi S.A. (Spain)	1,248,773
1,678,923	National Storage REIT (Australia)	2,635,100

		12,895,655

	Non-U.S. Real Estate Operating Companies - 49.38%
1,059,089	BR Properties S.A. (Brazil)	1,744,729
838,400	CapitaLand, Ltd. (Singapore)	2,490,860
851,592	Centuria Capital Group (Australia)	1,826,876
1,182,981	Corp. Inmobiliaria Vesta S.A.B. de CV. (Mexico)	2,323,026
549,515	Grainger PLC (United Kingdom)	2,311,081
148,281	NEXTDC, Ltd. (Australia) (b)	1,393,850
61,900	Nomura Real Estate Holdings, Inc. (Japan)	1,534,900
33,863	Shurgard Self Storage S.A. (Luxembourg)	1,815,203
1,897,000	SUNeVision Holdings, Ltd. (Cayman Islands)	2,001,467
1,763,000	Swire Pacific, Ltd., Class B (Hong Kong)	1,800,844
43,863	VIB Vermoegen AG (Germany)	1,873,170
523,448	Wharf Holdings Ltd. (The) (Hong Kong)	1,776,138

		22,892,144

	Total Common Stocks (Cost $33,889,915)	43,529,904

	Total Investment Portfolio - 93.90% (Cost $33,889,915)	43,529,904

	Other Assets less Liabilities - 6.10%	2,826,414

	NET ASSETS - 100.00%.	$46,356,318

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments (continued)

at July 31, 2021 (Unaudited)

Institutional Class:
Net assets applicable to 884,343 shares outstanding	$11,992,718

Net asset value, offering and redemption price per share	$13.56

Z Class:
Net assets applicable to 2,454,072 shares outstanding	$34,363,600

Net asset value, offering and redemption price per share	$14.00

Notes:

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Non-income producing security.

REIT: Real Estate Investment Trust.

Summary of Investments by Sector	% of Net Assets

Non-U.S. Real Estate Operating Companies	49.38%
Non-U.S. Real Estate Investment Trusts	27.82
Non-U.S. Homebuilder	13.83
Non-U.S. Infrastructure	2.87
Other Assets less Liabilities	6.10

Total	100.00%

Country Concentration	% of Net Assets

Australia	15.50%
United Kingdom	15.10
Ireland	10.03
Hong Kong	7.72
Spain	7.04
Singapore	5.37
Canada	5.30
Mexico	5.01
Cayman Islands	4.32
Germany	4.04
Luxembourg	3.92
Brazil	3.76
China	3.48
Japan	3.31

Total	93.90%

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments

July 31, 2021 (Unaudited)

Security valuation:

Each Fund’s equity securities and closed-end funds listed on an exchange market system will generally be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that such Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of such Fund.

Securities that do not have a readily available current market value or that have been subject to a significant event occurring between the time of the last sales price and the close of the New York Stock Exchange (the “Exchange”) are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. At July 31, 2021, such securities for Third Avenue Real Estate Value Fund were valued at $0. There were no fair value securities for Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue International Real Estate Value Fund. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

July 31, 2021 (Unaudited)

circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available.

Securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) are fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets and are categorized as Level 2, as defined below. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the close of regular trading on the Exchange, as provided by an independent pricing service approved by the Board of Trustees.

In addition to utilizing an independent fair value pricing service for securities listed on certain non-U.S. exchanges as described above, each Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that a Fund prices its shares. Significant events may include: (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●     Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

July 31, 2021 (Unaudited)

●     Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

●     Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used, as of July 31, 2021, in valuing the Funds’ investments carried at fair value:

Third Avenue Value Fund

Assets	Total Value at 7/31/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs

Common Stocks:
Aerospace & Defense	$18,721,821	$—	$18,721,821	$—
Automotive	44,483,773	—	44,483,773	—
Banks	93,081,596	22,252,363	70,829,233	—
Building Products	37,830,711	16,919,269	20,911,442	—
Diversified Holding Companies	45,030,768	6,298,355	38,732,413	—
Engineering & Construction	20,400,955	—	20,400,955	—
Financial Services	14,936,110	14,936,110	—	—
Forest Products & Paper	29,996,973	29,996,973	—	—
Insurance	23,732,932	23,732,932	—	—
Metals & Mining	87,912,956	87,912,956	—	—
Non-U.S. Real Estate Operating Companies	21,712,470	—	21,712,470	—

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

July 31, 2021 (Unaudited)

Assets	Total Value at 7/31/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Oil & Gas Production & Services	$45,784,694	$19,890,259	$25,894,435	$—
Retail	14,033,115	—	14,033,115	—
Transportation Infrastructure	27,408,519	17,074,224	10,334,295	—
U.S. Real Estate Investment Trusts	2,430,151	2,430,151	—	—
U.S. Real Estate Operating Companies	21,053,011	21,053,011	—	—

Total Common Stocks	548,550,555	262,496,603	286,053,952	—

Total Value of Investments	$548,550,555	$262,496,603	$286,053,952	$—

Third Avenue Small-Cap Value Fund

Assets	Total Value at 7/31/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Auto Parts & Services	$6,254,201	$6,254,201	$—	$—
Bank & Thrifts	35,813,598	35,813,598	—	—
Conglomerates	9,572,190	9,572,190	—	—
Consulting & Information Technology Services	7,636,114	7,636,114	—	—
Consumer Discretionary	8,868,155	8,868,155	—	—
Consumer Staples	4,871,865	4,871,865	—	—
Financials	10,306,502	10,306,502	—	—
Home Building	5,601,918	5,601,918	—	—
Industrial Equipment	4,679,027	4,679,027	—	—
Industrial Services	22,375,737	22,375,737	—	—
Insurance & Reinsurance	6,023,931	6,023,931	—	—
Metals Manufacturing	6,346,829	6,346,829	—	—
Oil & Gas Production & Services	6,095,220	6,095,220	—	—
Real Estate	9,138,918	9,138,918	—	—
Telecommunications	4,034,560	4,034,560	—	—
U.S. Real Estate Operating Companies	2,258,201	2,258,201	—	—

Total Common Stocks	149,876,966	149,876,966	—	—

Corporate Bonds:
Oil & Gas Production & Services	1,710,412	—	1,710,412	—

Total Corporate Bonds	1,710,412	—	1,710,412	—

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

July 31, 2021 (Unaudited)

Assets	Total Value at 7/31/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs^		Level 3 Significant Unobservable Inputs

Closed-End Fund:
Financials	$4,670,820	$4,670,820	$—		$—

Total Closed-End Fund	4,670,820	4,670,820	—		—

Total Value of Investments	$156,258,198	$154,547,786	$1,710,412		$—

Third Avenue Real Estate Value Fund

Assets	Total Value at 7/31/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs^		Level 3 Significant Unobservable Inputs
Common Stocks:
Consulting/Management	$22,046,370	$22,046,370	$—		$—
Forest Products & Paper	47,798,790	47,798,790	—		—
Industrial Services	20,230,528	20,230,528	—		—
Non-U.S. Homebuilder	22,787,342	—	22,787,342		—
Non-U.S. Real Estate Consulting/Management	9,107,705	—	9,107,705		—
Non-U.S. Real Estate Investment Trusts	56,393,451	10,929,975	45,463,476		—
Non-U.S. Real Estate Operating Companies	108,948,283	36,214,062	72,734,221		—
Retail-Building Products	18,298,228	18,298,228	—		—
U.S. Homebuilder	33,318,423	33,318,423	—		—
U.S. Real Estate Investment Trusts	90,476,363	90,476,363	—		—
U.S. Real Estate Operating Companies	53,810,111	53,810,111	—		—	*

Total Common Stocks	483,215,594	333,122,850	150,092,744		—

Preferred Stocks:
Mortgage Finance	8,730,700	8,730,700	—		—

Total Preferred Stocks	8,730,700	8,730,700	—		—

Term Loans:
Non-U.S. Real Estate Operating Companies	—	—	—		—	*

Total Term Loans	—	—	—		—

Purchased Options:	—	—	—	*	—

Total Purchased Options	—	—	—		—

Total Value of Investments	$491,946,294	$341,853,550	$150,092,744		$—

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

July 31, 2021 (Unaudited)

Third Avenue International Real Estate Value Fund

Assets	Total Value at 7/31/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Non-U.S. Homebuilder	$6,412,896	$2,014,941	$4,397,955	$—
Non-U.S. Infrastructure	1,329,209	—	1,329,209	—
Non-U.S. Real Estate Investment Trusts	12,895,655	7,219,017	5,676,638	—
Non-U.S. Real Estate Operating Companies	22,892,144	5,940,925	16,951,219	—

Total Common Stocks	43,529,904	15,174,883	28,355,021	—

Total Value of Investments	$43,529,904	$15,174,883	$28,355,021	$—

^

Securities categorized as Level 2 include securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) that are fair valued daily by an independent fair value pricing service approved by the Board of Trustees.

*	Investments valued at $0.

For fair valuations using significant unobservable inputs, U.S. GAAP require each Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when each Fund had an amount of total transfers in or out of Level 3 during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

Information about Level 3 Fair Value Measurements

Third Avenue Real Estate Value Fund	Fair Value at 07/31/21
Other (a)	$	—*

(a)	Includes investment less than 0.50% of net assets of the Fund.
*	Investment fair valued at $0.

There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

July 31, 2021 (Unaudited)

inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Investment in affiliates:

A summary of the Funds’ transactions in securities of affiliated issuers for the period ended July 31, 2021 is set forth below:

Third Avenue Value Fund

Name of Issuer:	Value at Oct. 31, 2020		Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at Jul. 31, 2021	Investment Income
Home Products International, Inc., Series A, Convertible Preferred Stock, 8.000% **	$—	*	$—	$578,110	$578,110	$—	$—	$—

Total Affiliates	$—		$—	$578,110	$578,110	$—	$—	$—

*	Investment fair valued at $0.
**	As of July 31, 2021, no longer an affiliate.

Third Avenue Real Estate Value Fund

Name of Issuer:	Value at Oct. 31, 2020		Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at Jul. 31, 2021		Investment Income
Five Point Holdings, LLC, Class A	$19,931,843		$—	$759,577	$(1,563,248)	$21,053,627	$38,662,645		$—
Trinity Place Holdings, Inc.	7,083,836		—	—	—	4,994,360	12,078,196		—
Trinity Place Holdings, Inc. Special Stock	—	*		—	—	—	—	*	—

Total Affiliates	$27,015,679		$—	$759,577	$(1,563,248)	$26,047,987	$50,740,841		$—

*	Investment fair valued at $0.